Intangible Assets (Summary Of Intangible Assets) (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
		Apr. 02, 2015	Mar. 27, 2014	Jun. 30, 2016	Jul. 02, 2015	Dec. 31, 2015		Jan. 01, 2015		Dec. 26, 2013
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount, beginning balance		$ 557.9	$ 540.7	$ 658.6	$ 557.9	$ 557.9		$ 540.7
Accumulated amortization, beginning balance		(69.3)	(48.7)	(91.9)	(69.3)	(69.3)		(48.7)
Total intangible assets, net, beginning balance		$ 488.6	$ 492.0	566.7	488.6	488.6		492.0
Additions						103.4	[1]	19.4	[2]
Amortization						(22.6)		(20.6)		$ (16.2)
Integration Payments	[3]					(2.7)		(2.2)
Gross carrying amount, ending balance						658.6		557.9		540.7
Accumulated amortization, ending balance				(105.2)		(91.9)		(69.3)		(48.7)
Total intangible assets, net, ending balance				574.8		566.7		488.6		492.0
Purchase of intangible assets from affiliate				$ 1.1	$ 0.9	$ 2.7		3.0		$ 8.9
AMC [Member]
Finite-Lived Intangible Assets [Line Items]
Common membership units issued						4,399,324
Increase (decrease) in intangible assets, net						$ 69.3
NCM, LLC. [Member]
Finite-Lived Intangible Assets [Line Items]
Common membership units issued		2,160,915	1,087,911
Increase (decrease) in intangible assets, net		$ 31.4	$ 16.4
NCM, LLC. [Member] | AMC And Cinemark Integration Payments [Member]
Finite-Lived Intangible Assets [Line Items]
Increase (decrease) in intangible assets, net						(2.7)		(2.2)
NCM, LLC. [Member] | Founding Member Payment Election [Member]
Finite-Lived Intangible Assets [Line Items]
Increase (decrease) in intangible assets, net						$ (2.6)		$ (2.1)

[1]	During the first quarter of 2015, the Company issued 2,160,915 common membership units to its founding members for the rights to exclusive access to net new theatre screens and attendees added by the founding members to NCM LLC's network during 2014. The Company recorded a net intangible asset of $31.4 million in the first quarter of 2015 as a result of the Common Unit Adjustment.
[2]	During the first quarter of 2014, the Company issued 1,087,911 common membership units to its founding members for the rights to exclusive access to net new theatre screens and attendees added by the founding members to NCM LLC's network during 2013. The Company recorded a net intangible asset of $16.4 million in the first quarter of 2014 as a result of the Common Unit Adjustment.
[3]	Rave Cinemas had pre-existing advertising agreements for some of the theatres it owned prior to its acquisition by Cinemark, as well as, prior to the acquisition of certain Rave theatres by AMC in December 2012. As a result, AMC and Cinemark will make integration payments over the remaining term of those agreements. During the year ended December 31, 2015 and January 1, 2015, the Company recorded a reduction to net intangible assets of $2.7 million and $2.2 million, respectively, related to integration payments due from AMC and Cinemark. During the year ended December 31, 2015 and January 1, 2015, the founding members paid $2.6 million and $2.1 million, respectively, in integration payments.